Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0000914036
Amendment Flag	false
Document Creation Date	Jun 25, 2012
Document Effective Date	Jun 25, 2012
Prospectus Date	Apr 30, 2012

LVIP Columbia Value Opportunities Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s investment objective.

Effective September 21, 2012, the following replaces similar text on Page 1 of the Prospectus and Summary Prospectus:

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

LVIP J.P. Morgan High Yield Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP JPMorgan High Yield Fund.

LVIP Turner Mid-Cap Growth Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP Turner Small-Mid Cap Growth Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	lvip_SupplementTextBlock

LVIP Columbia Value Opportunities Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s investment objective.

Effective September 21, 2012, the following replaces similar text on Page 1 of the Prospectus and Summary Prospectus:

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

LVIP J.P. Morgan High Yield Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP JPMorgan High Yield Fund.

LVIP Turner Mid-Cap Growth Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP Turner Small-Mid Cap Growth Fund.

LVIP Columbia Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvip_SupplementTextBlock

LVIP Columbia Value Opportunities Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s investment objective.

Effective September 21, 2012, the following replaces similar text on Page 1 of the Prospectus and Summary Prospectus:

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

LVIP J.P. Morgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvip_SupplementTextBlock

LVIP J.P. Morgan High Yield Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP JPMorgan High Yield Fund.

LVIP Turner Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvip_SupplementTextBlock

LVIP Turner Mid-Cap Growth Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP Turner Small-Mid Cap Growth Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012